Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurement
Fair value measurements of the assets that are measured at fair value on a recurring basis:

		Fair value measurement at reporting date using
Description	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents:
Time deposits	454,428,441	-	454,428,441	-
Money market fund	664,783	664,783	-	-
Restricted cash	4,849,614	-	4,849,614	-
Short-term investments:
Available-for-sale securities	300,000,000	-	300,000,000	-
Time deposits	90,000,000	-	90,000,000	-
Long-term time deposits	284,568,575	-	284,568,575	-
Restricted time deposit	121,721,425	-	121,721,425	-

Total assets	1,256,232,838	664,783	1,255,568,055	-

Liabilities
Contingent consideration liability	81,729,472	-	-	81,729,472

Total liabilities	81,729,472	-	-	81,729,472

		Fair value measurement at reporting date using
Description	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents:
Time deposits	312,772,838	-	312,772,838	-
Money market fund	896,416	896,416	-	-
Restricted cash	535,500,431	-	535,500,431	-
Short-term investments:
Available-for-sale securities	40,000,000	-	40,000,000	-
Time deposits	99,517,875	-	99,517,875	-
Long-term time deposits	293,892,575	-	293,892,575	-
Restricted time deposit	125,717,425	-	125,717,425	-

Total assets	1,408,297,560	896,416	1,407,401,144	-